Non-controlling Interests - Summary of Statement of Operations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Revenues or services rendered to other members of the group	$ 4,904,000	$ 24,633,000	$ 22,313,000
Research and development expenses	(75,114,000)	(84,858,000)	(93,523,000)
Impairment loss	(12,366,000)	(149,952,000)	0
Net loss	(206,753,000)	(237,896,000)	(120,036,000)
Total non-controlling interests	(1,044,000)	(42,530,000)	(10,305,000)
PRDT
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Revenues or services rendered to other members of the group	585,000	839,000	181,000
Cost of sales and production	(132,000)	(190,000)
Research and development expenses	(215,000)	(179,000)	(335,000)
Administration and other expenses	(896,000)	(1,001,000)	(957,000)
Impairment loss	(129,000)
Net loss	(787,000)	(531,000)	(1,111,000)
Total non-controlling interests	(713,000)	(641,000)	(779,000)
NantPro
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Cost of sales and production	(1,213,000)	(10,526,000)
Research and development expenses		(30,000)	(17,482,000)
Administration and other expenses	(13,000)	(131,000)	(210,000)
Impairment loss		(141,025,000)
Net loss	(1,226,000)	(151,712,000)	(17,692,000)
Total non-controlling interests	$ (331,000)	$ (40,962,000)	(4,776,000)
PBP
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Revenues or services rendered to other members of the group			3,712,000
Cost of sales and production			(1,635,000)
Research and development expenses			(34,027,000)
Administration and other expenses			(4,587,000)
Net loss			(36,537,000)
Total non-controlling interests			$ (4,750,000)